To: Securities and Exchange Commission
      Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending November 30, 2001:


MFS Multimarket Income Trust
Date
Identification
Shares
Repurchase



of Security
Repurchased
Price
NAV
Broker




































































Total Shares Repurchased: 0
Remarks:  (none)



MFS Multimarket Income Trust

Robert Flaherty
Assistant Treasurer